Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ (71,017)	$ (33,379)	$ 38,606
Other comprehensive income	206,500	221,367	172,600
Total comprehensive income for the year	135,483	187,988	211,206
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	11,652	5,936	3,814
Other comprehensive income	26,125	20,419	4,414
Total comprehensive income for the year	37,777	26,355	8,228
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	1,618	2,032	1,025
Other comprehensive income	2,844	1,764	406
Total comprehensive income for the year	$ 4,462	$ 3,796	$ 1,431